Nature of cost and expense (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Nature of cost and expense [Line Items]
Direct cost		$ 694,307,741	$ 650,386,343	$ 586,223,676
Personnel expense	[1]	237,122,374	232,141,632	220,858,509
Transportation and distribution		245,696,284	243,907,283	235,265,049
Advertising and promotion		117,889,341	118,003,908	129,603,036
Depreciation and amortization		105,020,934	93,289,194	92,199,504
Materials and maintenance		49,356,159	46,610,947	46,172,647
Energy		29,922,632	29,309,465	25,940,847
Leases		12,798,957	17,727,367	15,929,047
Other expenses		122,202,733	111,639,503	117,992,179
Total		$ 1,614,317,155	$ 1,543,015,642	$ 1,470,184,494

[1]	See Note 25 - Employee benefits.